E*TRADE GLOBAL TITANS FUND
SEMIANNUAL REPORT


Dear E*TRADE Funds Shareholders,

We are writing to report the results of the E*TRADE Global Titans Fund (the "Fund") from the Fund's inception through June 30, 2000. We'd also like to take this opportunity to thank all of you for your investment in the Fund.

The E*TRADE Global Titans Fund commenced operations on February 18, 2000. This semiannual report contains unaudited financial statements for a period of less than six months. Relying on financial statements and reporting operating results for such a period is subject to inherent limitations resulting from the brevity of the period.

The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks comprising the Dow Jones Global TitansSM (DJGTSM) IndexSM (the "Index").* The DJGT Index consists of securities of 50 companies, and includes some of the world's most well known and well established blue-chip companies. The DJGT Index includes only the largest of large-cap companies in the world and currently consists of stocks of companies with capitalization of at least $20 billion.

The Fund has returned 3.80% from inception to June 30, 2000. This compares with the Index return of 4.31% during the same period. Since March 1, 2000, the Fund has returned 4.01%, compared with the Index's performance of 4.31% during the same period. ** The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

The Fund is limited to invest in companies in the DJGT Index. Many of these securities may be traded principally outside the United States. As a result the Fund maybe subject to different or greater risks than if it were invested solely in U.S. companies. Such risks may include among others, different account, auditing and financial reporting standards, higher commission rates on the purchase or sales of securities in the DJGT Index and adverse changes in regulatory and market structures.

Overall, the large cap companies that make up the Global Titans Index performed well during the month of March. While the tech-heavy NASDAQ fell by 2.6% as investors began to move away from the new economy companies, the companies in the Index benefited from the flight to quality. The Fund and the Index experienced a great deal of volatility during the month. Of the 50 names in the Index, 43 produced positive returns during the month. In March, the best performing security was Toyota Motors, which rose 31%. In general, Japanese securities did well during the month, as the MSCI Japan Index rose 8.25% in U.S.dollar terms, partly due to the strength of the yen. Bank of Tokyo-Mitsubishi, the only other Japanese security in the Index, gained 17%.

The second quarter opened with the government's ruling against Microsoft on April 3. Microsoft, with a loss of 25% for the quarter, was the largest contributor to the Index's negative return. National telecom companies didn't fair well either. AT&T fell 44%, British Telecommunications lost 31%, Deutsche Telekom returned -29% and France Telecom was down 19%. AT&T's loss of 44% made it the worst performing security in the Index for the quarter, while Johnson &Johnson, which rose 45%, was the best performer.

The biggest event relating to the Index during the second quarter was the annual reconstitution of the Index constituents. Effective June 19, 2000, five securities were added to the Index. The additions were Total Fina (France),Vodafone Airtouch (UK), Cisco Systems (U.S.), Sony Corp, (Japan), and Nokia(Finland). These additions represented 18% of the portfolio. The five securities removed were Boeing, Chevron and Dupont (U.S.), ENI (Italy), and Unilever(Netherlands), which represented 3% of the portfolio. In order to replicate the Index after the additions and deletions, 30% of the names in the portfolio had to be traded.

The reconstitution reduced the Index's exposure to the U.S. and increased coverage of Europe and Asia. Also, the Index's exposure to technology and telecommunications increased from 37% to 46%, which could lead to increased volatility.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The Fund's unaudited financial statements for the period from February 18, 2000 to June 30, 2000 are provided below. We hope you will find them useful for evaluating and monitoring your investment. Thank you again for your continued participation in the E*TRADE Global Titans Fund.

Sincerely,E*TRADE Funds

*"Dow JonesSM," "Global TitansSM" and "Dow Jones Global Titans IndexSM" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such Fund.
**The Fund began operations on February 18, 2000. Index Comparisons began on March 1, 2000.

E*TRADE GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                        NUMBER
                                                                       OF SHARES      VALUE
                                                                       ---------      -----
 FINLAND                             (3.6%)

 TELECOMMUNICATIONS
    Nokia Oyj                                                            13,563    $   694,922
                                                                                   -----------

       TOTAL FINLAND                       (Cost: $796,083)                            694,922
                                                                                   -----------
 FRANCE                              (3.1%)

 ENERGY SOURCES                      (1.6%)
    Total Fina Elf                                                        2,063        317,598
                                                                                   -----------

 INSURANCE                           (0.7%)
    AXA                                                                     890        140,769
                                                                                   -----------

 TELECOMMUNICATIONS                  (0.8%)
    France Telecom SA                                                     1,071        150,301
                                                                                   -----------

       TOTAL FRANCE                        (Cost: $615,161)                            608,668
                                                                                   -----------

 GERMANY                             (3.4%)

 AUTOMOBILES                         (0.6%)
    Daimler-Chrysler AG                                                   2,318        123,544
                                                                                   -----------

 ELECTRONICS                         (1.2%)
    Siemens AG                                                            1,581        237,635
                                                                                   -----------

 INSURANCE                           (0.7%)
    Allianz AG                                                              356        127,050
                                                                                   -----------

   The accompanying notes are an integral part of these financial statements.


E*TRADE GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                        NUMBER
                                                                       OF SHARES      VALUE
                                                                       ---------      -----
 TELECOMMUNICATIONS                   (0.9%)
    Deutsche Telekom AG                                                   2,985    $   172,828
                                                                                   -----------

       TOTAL GERMANY                       (Cost: $747,989)                            661,057
                                                                                   -----------
 JAPAN                               (4.3%)

 AUTOMOBILES                         (2.4%)
    Toyota Motor Corp.                                                   10,000        456,515
                                                                                   -----------

 BANKING                             (0.8%)
    Bank of Tokyo - Mitsubishi Ltd.                                      13,000        157,399
                                                                                   -----------

 ELECTRONICS                         (1.1%)
    Sony Corp.                                                            2,300        215,214*
                                                                                   -----------

       TOTAL JAPAN                         (Cost: $820,862)                            829,128
                                                                                   -----------

 NETHERLANDS                         (2.7%)

 ENERGY SOURCES                      (1.9%)
    Royal Dutch Petroleum                                                 5,821        363,255
                                                                                   -----------

 FINANCIAL SERVICES                  (0.8%)
    ING Groep                                                             2,332        158,268
                                                                                   -----------

       TOTAL NETHERLANDS                   (Cost: $453,559)                            521,523
                                                                                   -----------

 SWITZERLAND                         (5.5%)

 BANKING                             (1.6%)
    Credit Suisse Group                                                     702        140,092
    United Bank of Switzerland                                            1,223        179,757
                                                                                   -----------
                                                                                       319,849
                                                                                   -----------

 FOOD & HOUSEHOLD PRODUCTS           (1.2%)
    Nestle SA                                                               112    $   224,886
                                                                                   -----------

 HEALTH & PERSONAL CARE              (2.7%)
    Novartis AG                                                             211        335,302

   The accompanying notes are an integral part of these financial statements.


E*TRADE GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                        NUMBER
                                                                       OF SHARES      VALUE
                                                                       ---------      -----

    Roche Holding AG                                                         20        195,318
                                                                                   -----------
                                                                                       530,620
                                                                                   -----------

       TOTAL SWITZERLAND                   (Cost: $977,557)                          1,075,355
                                                                                   -----------

 UNITED KINGDOM                     (10.2%)

 BANKING                             (2.1%)
    HSBC Holdings PLC                                                    22,165        253,511
    Lloyds Tsb Group PLC                                                 15,589        147,264
                                                                                   -----------
                                                                                       400,775
                                                                                   -----------

 ENERGY SOURCES                      (3.2%)
    BP Amoco PLC                                                         65,279        626,552
                                                                                   -----------
 TELECOMMUNICATIONS                  (4.9%)
    British Telecommunications PLC                                       18,529        239,554
    Vodafone Airtouch PLC                                               176,940        715,207*
                                                                                   -----------
                                                                                       954,761
                                                                                   -----------

       TOTAL UNITED KINGDOM                (Cost: $2,133,973)                        1,982,088
                                                                                   -----------
 COMMON STOCK                       (66.8%)

 AUTOMOBILES                         (1.2%)
    Ford Motor Co.                                                        3,420        147,060
    General Motors Corp.                                                  1,568         91,042
    Visteon Corp.                                                           448          5,428*
                                                                                   -----------
                                                                                       243,530
                                                                                   -----------

   The accompanying notes are an integral part of these financial statements.


E*TRADE GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                        NUMBER
                                                                       OF SHARES      VALUE
                                                                       ---------      -----

 BEVERAGES & TOBACCO                 (2.8%)
    Coca-Cola Co.                                                         6,158    $   353,700
    Philip Morris Cos., Inc.                                              6,896        183,175
                                                                                   -----------
                                                                                       536,875
                                                                                   -----------

 COMPUTER PERIPHERAL EQUIPMENT       (6.4%)
    Cisco Sytems                                                         19,635      1,248,050*
                                                                                   -----------
 COMPUTERS, PERIPHERALS & SOFTWARE   (9.4%)
    Hewlett-Packard Co.                                                   2,378        296,953
    International Business Machines
       Corp.                                                              5,205        570,273
    Microsoft Corp.                                                      11,938        955,040*
                                                                                   -----------
                                                                                     1,822,266
                                                                                   -----------
 ELECTRONICS                        (16.7%)
    General Electric Co.                                                 28,247      1,497,091
    Intel Corp.                                                           9,094      1,215,754
    Lucent Technologies, Inc.                                             9,213        545,870
                                                                                   -----------
                                                                                     3,258,715
                                                                                   -----------
 ENERGY SOURCES                      (4.0%)
    Exxon Mobil Corp.                                                     9,973        782,881
                                                                                   -----------
 FINANCIAL SERVICES                  (4.4%)
    Citigroup, Inc.                                                       9,740        586,835
    Morgan Stanley Dean Witter & Co.                                      3,231        268,981
                                                                                   -----------
                                                                                       855,816
                                                                                   -----------
 FOOD & HOUSEHOLD PRODUCTS           (1.1%)
    Procter & Gamble Co.                                                  3,737        213,943
                                                                                   -----------
 HEALTH SERVICES                     (4.7%)
    Johnson & Johnson                                                     3,823        389,468
    Merck & Co., Inc.                                                     6,764        518,292
                                                                                   -----------
                                                                                       907,760
                                                                                   -----------
 INSURANCE                           (2.3%)
    American International Group                                          3,870        454,725
                                                                                   -----------

   The accompanying notes are an integral part of these financial statements.


E*TRADE GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                        NUMBER
                                                                       OF SHARES      VALUE
                                                                       ---------      -----

 MOTION PICTURE & VIDEO PRODUCTION   (1.2%)
    The Walt Disney Co.                                                   5,881    $   228,256
                                                                                   -----------
 NATIONAL COMMERCIAL BANKS           (1.9%)
    Bank of America Corp.                                                 4,851        208,593
    Chase Manhattan Corp.                                                 3,511        161,725
                                                                                   -----------
                                                                                       370,318
                                                                                   -----------
 RETAIL SALES                        (2.4%)
    Wal-Mart Stores, Inc.                                                 8,000        461,000
                                                                                   -----------
 TELEPHONE COMMUNICATIONS            (8.3%)
    American Telephone & Telegraph Co.                                   11,082        350,468
    Bell Atlantic Corp.                                                   4,412        224,185
    BellSouth Corp.                                                       5,348        227,959
    SBC Communications, Inc.                                              9,873        427,006
    Worldcom, Inc.                                                        8,295        380,533*
                                                                                   -----------
                                                                                     1,610,151
                                                                                   -----------
        TOTAL COMMON STOCK                  (Cost: $12,615,254)                     12,994,286
                                                                                   -----------
 SHORT-TERM INVESTMENTS              (0.6%)
    British Pounds                                                          692          1,048
    European Monetary Unit                                               26,309         25,220
    Japanese Yen                                                        238,433          2,254
    Samson Street Money Market Fund                                      80,370         80,370
    Swiss Francs                                                         16,190          9,956
                                                                                   -----------
  TOTAL SHORT-TERM INVESTMENTS             (Cost: $118,617)                            118,848
                                                                                   -----------

  TOTAL INVESTMENTS  (Cost: $19,279,055) (100.2%)                                   19,485,875
  LIABILITITES IN EXCESS OF
    OTHER ASSETS                          (-0.2%)                                     (37,231)
                                                                                   -----------
  NET ASSETS                             (100.0%)                                  $19,448,644
                                                                                   ===========

*  Non-Income producing security.

   The accompanying notes are an integral part of these financial statements.

E*TRADE GLOBAL TITANS INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments at-value (cost: $19,279,055) (Note 1) ................       $19,485,875
Dividends receivable .............................................            17,739
Interest receivable ..............................................               783
Receivable for fund shares sold ..................................            32,809
Unrealized foreign exchange gain .................................                24
                                                                         -----------
         TOTAL ASSETS ............................................        19,537,230
                                                                         -----------

LIABILITIES
Accrued administration fee (Note 2) ..............................             5,556
Accrued advisory fee (Note 2) ....................................             3,969
Payable for fund shares redeemed .................................             9,002
Payable for investment securities purchased ......................            70,059
                                                                         -----------
         TOTAL LIABILITIES .......................................            88,586
                                                                         -----------

TOTAL NET ASSETS .................................................       $19,448,644
                                                                         ===========

NET ASSETS CONSIST OF:
Paid-in capital ..................................................        19,240,545
Net investment income ............................................            58,103
Net realized loss on investments and foreign currency transactions           (56,848)
Net unrealized appreciation of investments .......................           206,844
                                                                         -----------
TOTAL NET ASSETS .................................................       $19,448,644
                                                                         ===========

SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01) ........         1,873,434
                                                                         ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ...       $     10.38
                                                                         ===========

The accompanying notes are an integral part of these financial statements.

E*TRADE GLOBAL TITANS INDEX FUND
STATEMENT OF OPERATIONS
Period from February 18, 2000 (commencement of operations) through June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------


INVESTMENT INCOME:
 Dividends ...............................................................      $ 100,622
 Interest ................................................................          6,892
 Foreign taxes withheld ..................................................        (11,387)
                                                                                ---------
                   TOTAL INVESTMENT INCOME ...............................         96,127
                                                                                ---------

EXPENSES (NOTE 2):
Advisory fee .............................................................         14,884
Administration fee .......................................................         20,838
Trustee fees .............................................................            292
                                                                                ---------
                   TOTAL EXPENSES BEFORE WAIVER OF TRUSTEE FEES ..........         36,014

Waived Trustees fees (Note 2) ............................................           (292)
                                                                                ---------
                   NET EXPENSES ..........................................         35,722
                                                                                ---------

NET INVESTMENT INCOME ....................................................         60,405
                                                                                ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain/(loss) from:
  Sale of investments ....................................................        (56,848)
  Foreign currency transactions ..........................................         (2,302)
Net Change in unrealized appreciation/
  (depreciation) on:
  Investments ............................................................        206,820
  Foreign currency transactions ..........................................             24
                                                                                ---------
         NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .................        147,694
                                                                                ---------

NET INCREASE IN NET ASSETS RESULTING FROM
         OPERATIONS ......................................................      $ 208,099
                                                                                =========

The accompanying notes are an integral part of these financial statements.

E*TRADE GLOBAL TITANS INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  Period from
                                                                               February 18, 2000
                                                                                 (commencement
                                                                                of  operations)
                                                                                    through
                                                                                 June 30, 2000
                                                                               ----------------
                                                                                 (Unaudited)
INCREASE IN NET ASSETS
OPERATIONS:
Net investment income ....................................................       $    60,405
Net realized loss on sale of investments and foreign currency transactions           (59,150)
Change in unrealized appreciation of investments and currency transactions           206,844
                                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................           208,099
                                                                                 -----------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares .........................................        20,697,882
Cost of shares redeemed (net of redemption fees of $14,492) ..............        (1,457,337)
                                                                                 -----------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK ...        19,240,545
                                                                                 -----------

NET INCREASE IN NET ASSETS ...............................................        19,448,644

NET ASSETS:
Beginning of period ......................................................                --
                                                                                 -----------
END OF PERIOD ............................................................       $19,448,644
                                                                                 ===========

SHARE TRANSACTIONS:
Number of shares sold ....................................................         2,013,069
Number of shares redeemed ................................................          (139,635)
                                                                                 -----------
NET INCREASE IN SHARES OUTSTANDING .......................................         1,873,434
                                                                                 ===========

The accompanying notes are an integral part of these financial statements.

E*TRADE GLOBAL TITANS INDEX FUND
Financial Highlights
--------------------------------------------------------------------------------


                                                                        Period from
                                                                     February 18, 2000
                                                                       (commencement
                                                                       of operations)
                                                                          through
                                                                       June 30, 2000
                                                                        (Unaudited)
                                                                     -----------------
FOR A SHARE OUTSTANDING FOR THE PERIOD
NET ASSET VALUE, BEGINNING OF PERIOD .........................            $ 10.00
                                                                          -------
INCOME FROM INVESTMENT OPERATIONS:
         Net investment income ...............................               0.03
         Net realized and unrealized gain on investments .....               0.34
                                                                          -------
         TOTAL INCOME FROM INVESTMENT OPERATIONS .............               0.37
                                                                          -------

REDEMPTION FEES ADDED TO PAID-IN CAPITAL .....................               0.01

                                                                          -------
NET ASSET VALUE, END OF PERIOD ...............................            $ 10.38
                                                                          -------

TOTAL RETURN .................................................               3.80%(1)

RATIOS / SUPPLEMENTAL DATA:
         Net assets, end of period (000s omitted) ............            $19,449
         Ratio of expenses to average net assets .............               0.60%(2)(3)
         Ratio of net investment income to average net assets                0.97%(2)
         Portfolio turnover rate .............................              22.31%(1)

----------
(1) For the period February 18, 2000 (commencement of operations) to June 30, 2000 and not indicative of a full year's operating results.
(2) Annualized.
(3) The Investment Advisor has voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period January 1 through May 19, 2000. Even though such action had been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.60% for the period February 18, 2000 (commencement of operations) though June 30, 2000.

The accompanying notes are an integral part of these financial statements.

*TRADE GLOBAL TITANS INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Global Titans Index Fund (the "Fund") is a non-diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2000, the Trust offered eight series: the S&P 500 Index Fund, the Bond Index Fund, the Extended Market Index Fund, the International Index Fund, the E-Commerce Index Fund, the Technology Index Fund, the Global Titans Index Fund and the Premier Money Market Fund. These financial statements contain the E*TRADE Global Titans Index Fund.

The Fund's investment objective is to provide investment results that match, before fees and expenses, the total return of the stocks comprising the Dow Jones Global TitansSM (DJGTSM) IndexSM*. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the stocks that comprise the DJGT Index.

* "Dow JonesSM," "Global TitansSM" and "Dow Jones Global Titans IndexSM" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such Fund.

The following is a summary of significant accounting policies which are consistently followed by the Funds in the preparation of their financial statements, and which are in conformity with generally accepted accounting principles. The preparation of the financial statements in conformity with accounting principles accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

The securities of the Fund, except as otherwise noted, that are traded on one or more than one U.S. national securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Securities that are primarily traded on a foreign securities exchange generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchange. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Short-term debt securities are valued at amortized cost which approximates market value. Restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance

E*TRADE GLOBAL TITANS INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)

with procedures established by and under the supervision and responsibility by the Fund's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, each fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2000.

REDEMPTION FEES

Shares held in the Fund that are redeemed within four months are subject to a fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

E*TRADE GLOBAL TITANS INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an advisory agreement ("Advisory Agreement"). For its services as Investment Advisor, the Investment Advisor is paid by the Fund a fee at an annual rate of 0.25% average daily net assets.

Barclays Global Fund Advisors, Inc. ("BGFA") serves as the Fund's investment sub-advisor. For its services, BGFA is paid by the Investment Advisor a fee calculated at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million, 0.15% of average daily net assets on amounts between $200 million and $500 million, and 0.12% of average daily net assets above $500 million. BGFA, is a direct subsidiary of Barclays Global Investors, N.A. which, in turn, is an indirect subsidiary of Barclays Bank PLC.

The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures and report to the Board of Trustees concerning its activities pursuant to the Administration Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.35% of the average daily net assets for its services as administrator of the Fund.

PFPC Inc. ("PFPC") serves as the Fund's sub-administrator. PFPC also serves as the Fund's transfer agent and dividend disbursing agent. PFPC Trust Company serves as the Fund's custodian.

E*TRADE Securities, Inc. , a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Funds. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund.

Subject to a limitation of 0.0049% of the Fund's average daily net assets, the Fund records Trustee fees and expenses and certain other direct expenses of the Fund. The Investment Advisor voluntarily agreed to reimburse such expenses for the period February 18, 2000 (commencement of operations) through June 30, 2000. Effective May 9, 2000, the trustee fees and expenses are no longer a direct expense of the Fund, but rather those expenses are paid by the Investment Advisor pursuant to the Administrative Agreement.

E*TRADE GLOBAL TITANS INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)

3.  PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The Investment Advisor monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent. The Fund did not have any securities lending activity during the period ending June 30, 2000.

4.    FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The Fund did not enter into any futures contracts during the period ending June 30, 2000.

E*TRADE GLOBAL TITANS INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)

5.    REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's Statements of Additional Information requires that the cash investments be fully collateralized. The Fund's Custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's Investment Advisor monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price. There were no repurchase agreements entered into by the Fund as of June 30, 2000.


6.  INVESTMENT PORTFOLIO TRANSACTIONS

Purchases  and  sales  of  investments,   exclusive  of  short-term  securities,
aggregated $22,860,312 and $3,623,226, respectively for period ended June 30, 2000.


7.  UNREALIZED APPRECIATION/DEPRECIATION - TAX BASIS

At June 30, 2000, net unrealized appreciation on investments for federal income tax purposes was as follows:


      Unrealized        Unrealized            Net Unrealized
     Appreciation      Depreciation            Appreciation
     ------------      ------------           -------------

     $ 1,272,365       $(1,065,545)            $   206,820


At June 30, 2000, the cost basis of the investments for federal income tax purposes was $19,279,055.